Thrivent Flexible Premium Deferred Variable Annuity
Thrivent Variable Annuity Account I

Updating Summary Prospectus
April 30, 2026
This updating summary prospectus summarizes key features of the Thrivent Flexible Premium Deferred Variable Annuity Contract (the “Contract”) offered between 2005 and 2022 by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law. It also describes the flexible premium variable annuity contract we offered between 2002 and 2005.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment as is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, negative contract adjustments, taxes, and tax penalties.
This Contract allows you to elect a Fixed Period Allocation that offers a guaranteed interest rate for a specified term. If all or a portion of Accumulated Value is removed from a Fixed Period Allocation more than 30 days before the end of the allocation period, a Market Value Adjustment (MVA) may be applied, which may be negative or positive. In extreme circumstances, a negative MVA could significantly reduce the amount you receive. You could lose up to 100% of the value in a Fixed Period Allocation due to a negative MVA.
Thrivent’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The statutory prospectus for the Contract contains more information about the Contract, including its features, benefits and risks. You can find the current statutory prospectus and other information about the Contract is available online at dfinview.com/Thrivent/FlexDefVA. You can also request paper copies at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Special Terms
Accumulated Value	The sum of the values for your Contract in Subaccounts, the Fixed Account, and Fixed Period Allocations.
Annuity Date	A date when annuity payments will begin.
Contract	The flexible premium deferred variable annuity contracts offered by Thrivent and described in this prospectus.
Contract Anniversary	The same date in each succeeding year as the Date of Issue.
Contract Year	The period from one Contract Anniversary to the next.
Fixed Account
Part of the general account of Thrivent, which includes all of Thrivent assets other than those in any Variable Account of Thrivent. For the current interest rate, please call our Service Center at 1-800-847-4836.

Fixed Period Allocations
An allocation to the MVA Account for a specified allocation period for which the interest rate is guaranteed. Surrenders or transfers from a Fixed Period Allocation may be subject to a Market Value Adjustment. For the current Fixed Period
Allocations available and their interest rates, please call our Service Center at
1-800-847-4836.

Investment Option	A Variable Option, the Fixed Account, or a Fixed Period Allocation available in this Contract.
Market Value Adjustment
A positive or negative adjustment to accumulated value in Fixed Period Allocations when amounts are surrendered from Fixed Period Allocations, except that no adjustments will be applied to surrenders from a Fixed Period Allocation within 30 days before the end of its allocation period.

MVA Account	Market Value Adjustment Account is the account to which an investment in the Fixed Period Allocation is made. This is part of the General Account of Thrivent.
Portfolio	Each subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Qualified Plan	A retirement plan that receives favorable tax treatment under Section 401, 403, 408, or 408A or similar provisions of the Internal Revenue Code.
Service Center	Thrivent, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Subaccount	A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Surrender Charge	A charge that applies to withdrawals that have not met the waiting period.
Variable Option
An Investment Option under the Contract of which the value of the contract, either during the accumulation phase or after annuitization, or both, varies according to the investment experience of a Subaccount.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Important Information You Should Consider About the Contract	The Annual Portfolio expenses tables were updated to reflect the new range. The lowest and highest annual cost examples have been revised to reflect the new range.
Fee Table	The Fee Tables have been updated with the new range of Portfolio Expenses.
Other Changes	The Appendix has been revised to reflect the updated performance information and the current expenses for the Portfolios.

Important Information You Should Consider About the Contract
FEES AND EXPENSES (Contract W-BC-FPVA (05) Issued from May 2005 through December 2022)	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you request a full or partial surrender within the first 7 Contract Years, you may be assessed a Surrender Charge. The maximum Surrender Charge is 7%
during the first year and declines by 1% annually. If you make a full or partial surrender in the first 7 Contract Years, you could pay a Surrender Charge of up to
$7,000 on a $100,000 investment. This loss will be greater if there are taxes and/or tax penalties.
In each Contract Year you may surrender without a Surrender Charge up to 10% of the Accumulated Value existing at the time the first surrender is made in that
Contract Year.
If all or a portion of Accumulated Value is removed from a Fixed Period Allocation more than 30 days before the end of the allocation period, a Market Value
Adjustment (MVA) may be applied, which may be negative. In extreme circumstances, a negative MVA could significantly reduce the amount you receive.
You could lose up to 100% of the value in a Fixed Period Allocation due to a negative MVA. For example, if you invest $100,000 in a Fixed Period Allocation, and then transfer or withdraw the full amount before the end of the allocation period, you could lose up to the entire value ($100,000 premium plus any interest.)
Fee Table
Are There Transaction Charges?
Yes. In addition to Surrender Charge s and Market Value Adjustment s, there may also be charges for other transactions.
You may make 12 free Subaccount transfers in each Contract Year. On subsequent
Subaccount transfers (other than the Dollar Cost Averaging and Asset Rebalancing programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Fee Table

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of daily net assets of each Portfolio):
	Contract Years 1-7	0.0%	1.25%
	Contract Years 8+	0.0%	1.15%
	Portfolio Company fees and expenses (Expenses that you pay as a percentage of your investment. Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio.)	0.22%	1.52%
	Optional benefits available for an additional charge	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB)	0.0%	0.20%
	Premium Accumulation Death Benefit (PADB)	0.0%	0.40%
	Earnings Addition Death Benefit (EADB)	0.0%	0.25%
	MADB and PADB	0.0%	0.50%
	MADB and EADB	0.0%	0.35%
	PADB and EADB	0.0%	0.55%
	MADB and PADB and EADB	0.0%	0.65%
	Return Protection Allocation (RPA) as a percentage of assets in the RPA Subaccounts	0.0%	0.75%
	MADB and RPA	0.0%	0.95%
	Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charge	0.0%	1.25%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges and negative Contract Adjustments that substantially increase costs.

	Lowest Annual Cost: $1,506	Highest Annual Cost: $3,516
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses	Most expensive Portfolio fees and expenses
	No optional benefits or riders	All 3 optional death benefits: MADB, EADB and PADB
	No sales charges	No sales charges
	No additional purchase payments, transfers or withdrawals	No additional purchase payments, transfers or withdrawals

RISKS		Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor if you need ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Amounts withdrawn from a Fixed Period Allocation more than 30 days before the end of an allocation period may result in a negative Market Value Adjustment.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract. Each Investment Option (including the Fixed Account and Fixed
Period Allocations) will have its own unique risks, and you should review these
Investment Options before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Thrivent. Any obligations (including those under the Fixed Account and Fixed Period Allocations), guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract
RESTRICTIONS		Location in Statutory Prospectus
Are There Restrictions on the Investment Options?
Yes. We reserve the right to add, delete, combine or substitute Investment Options.
If you have added the optional GLWB Rider to your Contract, you will be subject to investment restrictions. Please see the Appendix for more information about the
GLWB Rider investment restrictions.
You may make 12 free Subaccount transfers in each Contract Year. On subsequent
Subaccount transfers (other than the Dollar Cost Averaging and Asset Rebalancing programs), you will incur a $25 transfer charge.
If you have money in the Fixed Account, the amount transferred from the Fixed
Account in any Contract Year may not exceed the greater of $500 or 25% of the
Accumulated Value in the Fixed Account.
Premium amounts of $1 million or greater require prior approval. We reserve the right to limit the total of all premiums paid under the Contract to $1 million. Additional premiums must be at least $50.
Purchases and Contract Value – Fixed Account
Are There Any Restrictions on Contract Benefits?
Yes. You may only select optional living or optional death benefits at the time of issue.
The optional death benefit values are decreased by the same proportion as the
Accumulated Value is decreased by a partial surrender. This may reduce the benefit values by an amount greater than the value withdrawn or could terminate the benefits.
If you have the optional living benefit (GLWB Rider) and take excess withdrawals it will reduce the benefit by an amount greater than the value withdrawn, or could terminate the benefit.
Benefits Available Under the Contract

TAXES	Location in Statutory Prospectus
Taxes – What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals may be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Taxes
CONFLICTS OF INTEREST	Location in Statutory Prospectus
How are Investment Professionals Compensated?
The financial advisor or professional will receive compensation whenever you submit additional premiums. In addition, they may receive trailing compensation based on the Contract’s Accumulated Value.
Financial advisors or professionals may have an incentive to offer or recommend the
Contract over another investment. They may also have an incentive to recommend you move to a new product.
Distribution of the Contracts
Should I Exchange My Contract?
Some financial advisors or professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your
Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.
Taxes – Exchanges of Annuity Contracts

FEES AND EXPENSES (Contract W-BB-FPVA (02) Issued between November 2002 & May 2005)				Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If all or a portion of Accumulated Value is removed from a Fixed Period
Allocation more than 30 days before the end of the allocation period, a Market
Value Adjustment (MVA) may be applied, which may be negative. In extreme circumstances, a negative MVA could significantly reduce the amount you receive. You could lose up to 100% of the value in a Fixed Period Allocation due to a negative MVA. For example, if you invest $100,000 in a Fixed Period
Allocation, and then transfer or withdraw the full amount before the end of the allocation period, you could lose up to the entire value ($100,000 premium plus any interest.)
				Fee Table
Are There Transaction Charges?
Yes. There may be charges for other transactions.
You may make 12 free Subaccount transfers in each Contract Year. On subsequent Subaccount transfers (other than the Dollar Cost Averaging and
Asset Rebalancing programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
				Fee Table
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of daily net assets in the Portfolios)	0%	1.25%
	Portfolio Company fees and expenses (Expenses that you pay as a percentage of your investment. Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio )	0.22%	1.52%
	Optional benefits available for an additional charge (as a percentage of average Contract value)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB)	0%	0.10%
	Premium Accumulation Death Benefit (PADB)	0%	0.25%
	Earnings Addition Death Benefit (EADB)	0%	0.20%
	MADB and PADB	0%	0.30%
	MADB and EADB	0%	0.25%
	PADB and EADB	0%	0.40%
	MADB and PADB and EADB	0%	0.45%
	Return Protection Allocation (RPA) as a percentage of assets in the RPA Subaccounts	0%	0.75%
	MADB and RPA	0%	0.85%

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

	Lowest Annual Cost: $1,253	Highest Annual Cost: $3,318
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses.	Most expensive Portfolio fees and expenses
	No optional benefits	All 3 optional death benefits: MADB, EADB and PADB
	No sales charges	No sales charges
	No additional purchase payments, transfers or withdrawals	No additional purchase payments, transfers or withdrawals
RISKS			Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract.		Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. Amounts withdrawn from the Contract may result in taxes and tax penalties. Amounts withdrawn from a Fixed Period
Allocation more than 30 days before the end of an allocation period may result in a negative Market Value Adjustment.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract. Each Investment Option (including the
Fixed Account and Fixed Period Allocations) will have its own unique risks, and you should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Thrivent. Any obligations (including those under the Fixed Account and Fixed Period
Allocations), guarantees or benefits are subject to the claims-paying ability of
Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract
RESTRICTIONS			Location in Statutory Prospectus
Are There Restrictions on the Investment Options?
Yes. We reserve the right to add, remove or substitute Investment Options.
The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed
Account.
Premium amounts of $1 million or greater require prior approval. We reserve the right to limit the total of all premiums paid under the Contract to $1 million.
Additional premiums must be at least $50.
Purchases and Contract Value – Fixed Account

Are There Any Restrictions on Contract Benefits?
Yes. Optional death benefits could only be added at the time the Contract was issued. The optional benefit value is decreased by the same proportion as the Accumulated Value is decreased by a partial surrender. This may reduce the benefit value by an amount greater than the value withdrawn or could terminate the benefit.
Benefits Available Under the Contract
TAXES	Location in Statutory Prospectus
Taxes – What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract.
There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals may be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Taxes
CONFLICTS OF INTEREST	Location in Statutory Prospectus
How are Investment Professionals Compensated?
The financial advisor or professional will receive compensation whenever you submit additional premiums. In addition, they may receive trailing compensation based on the Contract’s Accumulated Value.
Financial advisors or professionals may have an incentive to offer or recommend the Contract over another investment. They may also have an incentive to recommend you move to a new product.
Distribution of the Contracts
Should I Exchange My Contract?
Some financial advisors or professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.
Taxes-Exchanges of Annuity Contracts

Appendix: Investment Options Available Under the Contract
(a) Variable Options Available Under the Contract
The following is a list of Portfolio Companies that correspond to Subaccounts available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/FlexDefVA. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
			1 YEAR	5 YEAR	10 YEAR
Aggressive Allocation	Thrivent Aggressive Allocation Portfolio	0.85%[1]	15.81%	9.61%	11.26%
Large Blend	Thrivent All Cap Portfolio	0.66%	18.05%	11.90%	12.43%
Conservative Allocation	Thrivent Conservative Allocation Portfolio	0.50%	10.17%	4.03%	5.42%
Moderately Conservative Allocation	Thrivent Dynamic Allocation Portfolio	0.68%	12.62%	5.92%	6.84%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	32.20%	2.10%	7.47%
Large Blend	Thrivent ESG Index Portfolio	0.36%[1]	17.78%	13.56%	N/A3
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.60%	20.82%	10.69%	10.67%
Intermediate Government	Thrivent Government Bond Portfolio	0.49%	7.32%	0.01%	1.74%
Health	Thrivent Healthcare Portfolio	0.92%	13.07%	4.62%	7.37%
High Yield Bond	Thrivent High Yield Portfolio	0.45%	8.78%	4.06%	5.32%
Corporate Bond	Thrivent Income Portfolio	0.44%	7.93%	0.38%	3.60%
Foreign Large Blend	Thrivent International Equity Portfolio	0.72%	30.87%	8.54%	7.41%
Foreign Large Blend	Thrivent International Index Portfolio	0.37%	31.15%	8.61%	N/A3
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	16.95%	12.89%	16.35%
Large Blend	Thrivent Large Cap Index Portfolio	0.22%	17.62%	14.17%	14.54%
Large Value	Thrivent Large Cap Value Portfolio	0.62%	19.65%	13.96%	12.16%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.89%[1]	2.50%	1.10%	N/A3
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	7.23%	8.86%	10.46%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	4.73%	6.86%	11.30%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.87%[1]	10.82%	11.31%	N/A3

INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
			1 YEAR	5 YEAR	10 YEAR
Moderate Allocation	Thrivent Moderate Allocation Portfolio	0.70%[1]	13.63%	7.13%	8.38%
Moderately Aggressive Allocation	Thrivent Moderately Aggressive Allocation Portfolio	0.76%[1]	15.46%	8.30%	9.69%
Moderately Conservative Allocation	Thrivent Moderately Conservative Allocation Portfolio	0.65%[1]	12.10%	4.49%	6.04%
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	4.06%	3.05%	1.93%
Multisector Bond	Thrivent Multisector Bond Portfolio	0.74%	7.93%	2.43%	3.47%
Real Estate	Thrivent Real Estate Securities Portfolio	0.90%	0.67%	3.89%	4.68%
Short-Term Bond	Thrivent Short-Term Bond Portfolio	0.45%	6.06%	2.75%	2.89%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[1]	1.87%	1.37%	N/A2
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	5.80%	7.06%	9.57%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	2.45%	7.50%	11.93%
1
Current expenses reflect temporary fee reductions.
2
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
3
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.
With the Guaranteed Lifetime Withdrawal Benefit Rider, you are limited in your Investment Options based on the timing of your Contract purchase.
For GLWB Riders added on or after July 24, 2014, you must allocate all of your Accumulated Value to the following Investment Option:
♦
Thrivent Moderately Conservative Allocation Subaccount.
For GLWB Riders added on or after January 16, 2014, and on or before July 23, 2014, you must allocate all of your Accumulated Value to only one of the following Investment Options:
♦
Thrivent Moderate Allocation Subaccount (as long as you have elected to have premium allocated to this Subaccount on or before July 23, 2014, and do not transfer the Accumulated Value out of that Subaccount); or
♦
Thrivent Moderately Conservative Allocation Subaccount.
If the GLWB Rider was added on or before January 15, 2014, you must allocate all of your Accumulated Value to only one of the following Investment Options:
♦
Thrivent Moderately Aggressive Allocation Subaccount (as long as you have elected to have premium allocated to this Subaccount on or before January 15, 2014, and do not transfer the Accumulated Value out of that Subaccount); or
♦
Thrivent Moderate Allocation Subaccount (as long as you have elected to have premium allocated to this Subaccount on or before July 23, 2014, and do not transfer the Accumulated Value out of that Subaccount); or
♦
Thrivent Moderately Conservative Allocation Subaccount

(b) Fixed Account Investment Option Available Under the Contract
On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. After the Annuity Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest rate credited for a Contract without any optional death benefits. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. For the current interest rate, please call our Service Center at 1-800-847-4836. The last-in, first-out accounting method will be used for partial surrenders, transfers, annual administrative charges, and transfer charges. The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 and 25% of the accumulated value in the Fixed Account at the time the first transfer is made in that Contract Year.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Life of the Contract	1.00% - 3.00% (listed in Contract)

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This updating summary prospectus incorporates by reference the Thrivent Flexible Premium Deferred Variable Annuity prospectus and Statement of Additional Information (SAI), both dated April 30, 2026, as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2026 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/FlexDefVA. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission Website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Forms #W-BC-FPVA, W-BB-FPVA (02) and state variations
EDGAR Contract No. C000007338 32037SPRU R4-26